Note Offsetting of financial assets and liabilities (Offsetting of financial assets and liabilities - Additional Information) (Detail)	12 Months Ended
Dec. 31, 2016
Offsetting Abstract
Derivative Asset Liabilities Setoff Rights Description	The Corporation’s derivatives are subject to agreements which allow a right of set-off with each respective counterparty.
Securities Purchased Sold Under Agreements To Resell Setoff Rights Description	In addition, the Corporation’s Repurchase Agreements and Reverse Repurchase Agreements have a right of set-off with the respective counterparty under the supplemental terms of the Master Repurchase Agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them.